Long-Term Debt and Financial Liabilities, Loan dated November 28, 2016 (Details) - Loan Agreement dated November 28, 2016 [Member] $ in Thousands		12 Months Ended
	Nov. 28, 2016 USD ($) Vessel Installment	Dec. 31, 2018	Jun. 28, 2018 USD ($)
Secured Credit Facilities [Abstract]
Borrowing capacity	$ 32,000
Number of vessels to be acquired | Vessel	2
Interest rate	11.00%
Frequency of periodic payment		Quarterly
Number of consecutive payment installments | Installment	4
Installment payment	$ 900
Outstanding balance			$ 32,000